Inventories	12 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Inventories

5. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2012	2013
Raw materials	$8,440	$6,565
Work-in-progress	5,262	3,080
Finished goods	2,150	1,731
	$15,852	$11,376

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2011	2012	2013

Balance at beginning of the year	$3,281	$4,416	$3,711
Additional charges	1,408	263	110
Written off	(273)	(968)	(371)
Balance at the end of the year	$4,416	$3,711	$3,450